Transactions with Related Parties, Pavimar (Details)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) $ / d	Sep. 30, 2018 USD ($)	Jan. 01, 2020 $ / d	Nov. 13, 2017 $ / d	Nov. 12, 2017 $ / d
Transactions with Related Parties [Abstract]
Management fees to related party	$ 29,440	$ 24,120	$ 55,500	$ 212,300	$ 111,480
Due from related party	176,434			$ 759,386
Pavimar [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				320			320	250
Management fees to related party	29,440		$ 55,500	$ 212,300	$ 111,480
Due from related party	$ 176,434			$ 759,386
Pavimar [Member] | Vessel Management Agreements [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d						500